UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Short Hills, New Jersey		08/13/2010
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: 2,872,234,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group Inc		UNIT 99/99/9999		026874115	52,487 		5,467,396 	x				 				5,467,396
AMR Corp					COM			001765106	17,485 		2,578,894 	x				 				2,578,894
Arkansas Best Corp				COM			040790107	4,347 		209,502 	x				 				209,502
Banco Santander SA				ADR			05964H105	7,917 		754,015 	x				 				754,015
Bank of America Corp				COM			060505104	393,015 	27,349,699 	x				 				27,349,699
BB&T Corp					COM			054937107	14,920 		567,091 	x				 				567,091
Brunswick Corp					COM			117043109	20,304 		1,633,464 	x				 				1,633,464
Capital One Financial Corp			*W EXP 11/14/201	14040H13	3,896 		254,979 	x				 				254,979
Capital One Financial Corp			COM			14040H105	71,240 		1,767,747 	x				 				1,767,747
CF Industries Holdings Inc			COM			125269100	77,145 		1,215,840 	x				 				1,215,840
Citigroup Inc					COM			172967101	217,265 	57,783,144 	x				 				57,783,144
CNO Financial Group Inc				COM NEW			12621E103	5,575 		1,126,195 	x				 				1,126,195
Continental Airlines Inc			CL B			210795308	14,172 		644,196 	x				 				644,196
Con-Way Inc.					COM			205944101	18,990 		632,575 	x				 				632,575
Delta Air Lines Inc				COM NEW			247361702	16,422 		1,397,641 	x				 				1,397,641
E-Trade Financial Corp				COM NEW			269246401	5,897 		498,897 	x				 				498,897
E-Trade Financial Corp				NOTE			269246AZ7	53,080 		46,257,000 	x				 				46,257,000
Fifth Third Bancorp				COM			316773100	156,028 	12,695,506 	x				 				12,695,506
Goodyear Tire & Rubber Co			COM			382550101	27,238 		2,740,251 	x				 				2,740,251
Gramercy Capital Corp				COM			384871109	3,924 		3,114,521 	x				 				3,114,521
Johnson & Johnson				COM			478160104	78,309 		1,325,920 	x				 				1,325,920
Macy's Inc					COM			55616P104	86,602 		4,838,123 	x				 				4,838,123
MPG Office Trust Inc				COM			553274101	11,857 		4,046,700 	x				 				4,046,700
Merck & Co Inc					COM			58933Y105	134,390 	3,843,000 	x				 				3,843,000
Microsoft Corp					COM			594918104	55,026 		2,391,400 	x				 				2,391,400
Navistar International Corp			COM			63934E108	36,983 		751,683 	x				 				751,683
Newcastle Investment Corp			COM			65105M108	10,975 		4,095,197 	x				 				4,095,197
OfficeMax Inc					COM			67622P101	2,077 		159,052 	x				 				159,052
Owens Corning					*W EXP 10/30/201	690742127	29 		10,644 		x				 				10,644
Pfizer Inc.					COM			717081103	161,765 	11,344,002 	x				 				11,344,002
PNC Financial Srvc Grp Inc			*W EXP 12/31/201	693475121	1,428 		123,249 	x				 				123,249
Royal Bk Scotland Group PLC			SPON ADR F		780097804	935 		53,587 		x				 				53,587
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	1,519 		88,752 		x				 				88,752
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	23,848 		1,711,961 	x				 				1,711,961
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	16,104 		1,456,022 	x				 				1,456,022
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	34,646 		3,107,224 	x				 				3,107,224
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	18,405 		1,607,393 	x				 				1,607,393
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	22,395 		2,003,114 	x				 				2,003,114
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	24,306 		2,007,086 	x				 				2,007,086
Strategic Hotels & Resorts Inc			COM			86272T106	5,435 		1,237,956 	x				 				1,237,956
Sunoco Inc					COM			86764P109	18,614 		535,354 	x				 				535,354
Suntrust Banks Inc				COM			867914103	110,416 	4,738,890 	x				 				4,738,890
SuperMedia Inc					COM			868447103	9,057 		495,164 	x				 				495,164
Tesoro Corp					COM			881609101	12,237 		1,048,600 	x				 				1,048,600
Hartford Financial Services Group		COM			416515104	136,791 	6,181,233 	x				 				6,181,233
UAL Corp					COM NEW			902549807	43,417 		2,111,738 	x				 				2,111,738
United Parcel Service Inc			CALL			911312906	18 		3,500 		x				 				3,500
United Parcel Service Inc			CALL			911312906	189 		3,500 		x				 				3,500
US Airways Group Inc				COM			90341W108	15,067 		1,749,966 	x				 				1,749,966
Valero Energy Corp				COM			91913Y100	46,983 		2,613,064 	x				 				2,613,064
Virgin Media Inc				*W EXP 99/99/999	92769L119	9 		237,059 	x				 				237,059
Wells Fargo & Co				COM			949746101	202,271 	7,901,200 	x				 				7,901,200
Wells Fargo & Co				PERP PFD CNV A		949746804	283,042 	304,019 	x				 				304,019
Willis Group Holdings Limited			SHS			G96666105	40,260 		1,339,780 	x				 				1,339,780
Yahoo! Inc					COM			984332106	42,391 		3,065,172 	x				 				3,065,172
YRC Worldwide Inc.				COM			984249102	3,092 		20,612,217 	x				 				20,612,217
